Note 10 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Operating Leases (USD $)	Sep. 30, 2013	Jan. 31, 2013
Future Minimum Lease Payments Under Operating Leases [Abstract]
2013	$ 2,008,000	$ 626,602
2014	1,892,000	195,852
2015	1,701,000	126,000
2016	1,562,000	73,500
2017	1,451,000
Thereafter	6,750,000
	$ 15,364,000	$ 1,021,954